RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Legal Reserves for Profits to be Redistributed	20.00%
Percentage of capital conservation	3.50%
Maximum percentage of accumulated profits distributed by financial institutions	60.00%
Dividends distributions, number of installments in single currency	10
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	$ 986,071,735,000	$ 1,050,810,202,000	$ 978,711,054,000	$ 823,712,950,000
Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	437,731,000	437,731,000	442,672,000	444,411,000
Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	77,948,047,000	77,948,047,000	80,923,752,000	81,971,659,000
Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	729,164,744,000	729,164,744,000	729,164,744,000	756,925,183,000
Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	6,680,000	18,991,000	14,050,000	12,311,000
Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	4,023,614,000	11,438,151,000	8,462,446,000	7,414,539,000
Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	(15,505,688,000)	(27,845,492,000)	(14,799,990,000)	(12,339,815,000)
Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	24,356,783,000	16,136,452,000		9,241,640,000
Other reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	233,281,476,000	106,556,516,000	12,339,789,000	46,070,705,000
Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	(83,891,071,000)	118,050,639,000	127,954,595,000	(90,639,890,000)
Other comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	15,491,602,000	$ 17,505,175,000	$ 33,426,173,000	$ 23,960,449,000
Argentine Central Bank
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	1,007,262,712,000
Argentine Central Bank | Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	437,731,000
Argentine Central Bank | Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	77,948,047,000
Argentine Central Bank | Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	729,164,744,000
Argentine Central Bank | Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	6,680,000
Argentine Central Bank | Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	4,023,614,000
Argentine Central Bank | Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	(15,505,688,000)
Argentine Central Bank | Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	24,356,783,000
Argentine Central Bank | Other reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	233,281,476,000
Argentine Central Bank | Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	(48,571,404,000)
Argentine Central Bank | Other comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	$ 2,120,729,000